Use of estimates in financial statement presentation - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Use Of Estimates In Financial Statement Presentation [Abstract]
Net pension liabilities	$ 2,436	$ 3,190